Annual Total Returns[BarChart] - PGIM Jennison Small Company Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.59%)	13.47%	34.60%	8.10%	(3.55%)	13.57%	19.68%	(13.18%)	28.80%	27.58%